Share-Based Compensation	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation

12.	Share-Based Compensation
On March 17, 2021, the Company granted 29,240 restricted shares under the Navigator Holdings Ltd. 2013 Long-Term Incentive Plan (the “2013 Plan”) to
non-employee
directors with a weighted average value of $10.26 per share. These restricted shares vest on the first anniversary of the grant date. On the same date the Company granted 20,009 restricted shares to the Executive Chairman of the Board and 35,849 restricted shares were granted to the officers and employees of the Company with a weighted average value of $10.26 per share. These restricted shares vest on December 31, 2021, and March 17, 2024 being the third anniversary of the grant date, respectively.
In March 2021, 30,380 shares that were previously granted to non-employee
directors under the 2013 Plan with a weighted average grant value of $7.90 per share, vested at a fair value of $295,294. In addition, 91,942 shares that were granted in 2018 to the then Chief Executive Officer and officers and employees of the Company, all of which had a weighted average grant value of $12.04, vested at a fair value of $893,676.
During the six months ended June 30, 2021, 7,595 shares awarded to a non-employee
director in 2020 at a value of $7.90 were forfeited.
On March 19, 2020, the Company granted 37,975 restricted shares under 2013 Plan to non-employee
directors with a weighted average value of $7.90 per share. These restricted shares vest on the first anniversary of the grant date. On the same date the Company granted 17,240 restricted shares to the Executive Chairman of the Board and 25,579 restricted shares to the officers and employees of the Company with a weighted average value of $7.90 per share. These restricted shares vest on December 31, 2021, and the third anniversary of the grant date, respectively.
During the year ended December 31, 2020, 27,125 shares that were granted to non-employee
directors on March 20, 2019, under the 2013 Plan vested with a weighted average grant value of $11.06 per share, which had a fair value of $114,739. In addition, 62,763 shares that were granted in 2017 to the then Chief Executive Officer and officers and employees of the Company, all of which had a weighted average grant value of $12.77 per share, vested at a fair value of $265,487. In addition, in April and October 2020, 2,144 shares and 10,054 shares, respectively, previously granted to employees of the Company with a weighted average cost of grant of $11.54 per share were forfeited.
Restricted share grant activity for the year ended December 31, 2020, and the six months ended June 30, 2021, was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term
Balance as of January 1, 2020	329,156	$11.68	1.38 years
Granted	79,172	7.90
Vested	(89,888)	12.25
Forfeited	(12,198)	11.54

Balance as of December 31, 2020	306,242	$10.54	0.93 years
Granted	85,098	10.26
Vested	(122,322)	11.01
Forfeited	(7,595)	7.90

Balance as of June 30, 2021	261,423	$10.30	0.98 years

Using the straight-line method of expensing the restricted stock grants, the weighted average estimated value of the shares calculated at the date of grant is recognized as compensation cost in the unaudited condensed consolidated statement of operations over the period to the vesting date.
During the six months ended June 30, 2021, the Company recognized $610,849 in share-based
compensation costs relating to share grants (six months ended June 30, 2020: $615,145). As of June 30, 2021, there was a total of $1,121,038 unrecognized compensation costs relating to the expected future vesting of share-based awards (December 31, 2020: $1,002,608) which are expected to be recognized over a weighted average period of 0.98 years (December 31, 2020: 0.93 years).
Share options issued under the 2013 Plan are not exercisable until the third anniversary of the grant date and can be exercised up to the tenth anniversary of the date of grant. The fair value of each option is calculated on the date of grant based on the Black-Scholes valuation model. Expected volatilities are based on the historic volatility of the Company’s stock price and other factors. The Company does not currently pay dividends and it is assumed this will not change. The expected term of the options granted is anticipated to occur in the range between 4 and 6.5 years. The risk-free rate is the rate adopted from the U.S. Government Zero Coupon Bond.
The movements in the existing share options during the year ended December 31, 2020, and the six months ended June 30, 2021, was as follows:

Options	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value
Balance as of January 1, 2020	349,936	$21.39	—
Forfeited during the year	(10,000)	20.82	—

Balance as of December 31, 2020	339,936	21.40	$—
Forfeited during the period	(4,500)	—	—

Balance as of June 30, 2021	335,436	$21.40	$—

There were 335,436 share options that had vested and were exercisable at June 30, 2021 (December 31, 2020: 339,936). The weighted average exercise price of the share options exercisable at June 30, 2021 and December 31, 2020, was $21.40.
The weighted-average remaining contractual term of options outstanding and exercisable at June 30, 2021 was 3.18 years (December 31, 2020: 3.67 years).
During the six months ended June 30, 2021, the Company recognized a credit of $34,926 in share-based compensation costs relating to options granted under the 2013 Plan (six months ended June 30, 2020: a credit of $77,364 to share-based compensation costs).